Certain risks and concentration - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Concentration Risk [Line Items]
Maximum foreign ownership in internet information provider or other value-added telecommunication service provider's business allowed under PRC laws and regulations	50.00%
Retained earnings and distributable reserves	$ (180,645,000)	$ (181,095,000)
Number of top customers accounted for net revenues | customer	10
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	$ 169,235,000
Variable Interest Entity, Primary Beneficiary [Member]
Concentration Risk [Line Items]
Accounts payable, consolidated variable interest entities and VIE's subsidiaries without recourse	23,789,000	20,588,000
Accrued liabilities and other payables, consolidated variable interest entities and VIE's subsidiaries without recourse	$ 42,449,000	$ 33,361,000
Shenzhen Xunlei
Concentration Risk [Line Items]
Term of operating contract	10 years
Sales Revenue, Net [Member] | Customer concentration risk [Member] | Top 10 customers
Concentration Risk [Line Items]
Percentage of net revenues accounted from customers	35.00%	38.00%	31.00%